Ancora Special Opportunity Fund
Investment Objective
The investment objective of Ancora Special Opportunity Fund (the “Fund”) is to obtain a high total return, through a combination of income and capital appreciation in the value of its shares.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ancora Special Opportunity Fund	Class C	Class I	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee (as a percentage of amount redeemed on shares held less than 90 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Ancora Special Opportunity Fund		Class C	Class I	Class S [1]
Management Fees		1.00%	1.00%	1.00%
Distribution/Service (12b-1) Fees		0.75%	none	none
Other Expenses		0.76%	0.76%	0.76%
Acquired Fund Fees and Expenses	[2]	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses		2.89%	2.14%	2.14%
Fee Waiver	[3]	none	none	(0.77%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	2.89%	2.14%	1.37%
[1]	Other Expenses and Acquired Fund Fees and Expenses for Class S shares are based on estimated amounts. Class S shares were not offered prior to the date of this prospectus.
[2]	These fees and expenses are not used to calculate the Fund's net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the "Financial Highlights" section of this Prospectus.
[3]	The Advisor and the Trust have entered into a fee waiver agreement whereby the Advisor has contractually agreed to waive a portion of its fees in order to limit total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and dividend expenses relating to short sales, interest, taxes, and brokerage commissions) to 0.99% for Class S shares. This fee waiver will remain in effect until at least April 30, 2017 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee. No recoupment will occur except to the extent that the Fund's expenses, together with the amount recovered, do not exceed the applicable expense limitation. See Fund Details - Investment Advisor for details on this fee waiver agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% annual return, maximum sales charges are applied and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Ancora Special Opportunity Fund - USD ($)	- 1 Year -	- 3 Years -	- 5 Years -	- 10 Years -
Class C	292	895	1,523	3,214
Class I	217	670	1,149	2,472
Class S	217	670	1,149	2,472

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During 2015, the Fund’s portfolio turnover rate was 200.23% of the average value of its whole portfolio.

Principal Investment Strategies

The Fund pursues its objective of obtaining a high total return by seeking out and investing in companies which the Advisor believes have the potential for superior returns.  Under normal circumstances, at least 80% of the assets of the Fund will be invested in publicly traded equity securities of such companies (such as common stock, preferred stock and securities convertible into common or preferred stock), including equity securities of closed-end funds.

Examples of companies in which the Fund may invest include (i) companies which have lost significant market value, if the Advisor believes the fortunes of these companies may be more favorable in the future, (ii) companies which are undergoing financial restructuring or which may be repositioning themselves in the marketplace for their products or services, and (iii) companies having products or services which are new and untested or which may gain wider acceptance in the future.  Securities in the Fund will tend to be of companies with “micro” and small capitalizations (that is, with market capitalizations of less than $2 billion), but this will not be a requirement.

The Fund may also invest in common and preferred shares of closed-end investment companies (also known as “closed-end funds.”)

Principal Risks

Volatility. The value of securities in the Fund’s portfolio may go down.  The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations. Consequently, the Fund’s share price may decline and investors could lose their money.

Speculative Nature. The Fund intends to invest in securities that are more speculative than other securities and, therefore, subject to a substantial decline or total loss in value. Because of the speculative nature of these securities, shareholders of the Fund are exposed to a high degree of risk.

Small and Micro Cap Companies. The principal risks of investing in the Fund include the risks of investing in equity securities.  The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market and financial conditions.  The small and micro cap companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies.  Also, securities of these companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it advisable to do so. As a result of these factors, securities of these small and micro cap companies may expose shareholders of the Fund to above average risk.

Closed-End Funds. The shares of many closed-end funds frequently trade at a price per share which is less than the net asset value per share, the difference representing the “market discount” of such shares. The Fund purchases shares of closed-end funds which trade at a market discount.  However, there can be no assurance that the market discount on shares of any closed-end fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund’s shares.

The closed-end funds in which the Fund invests typically pay an advisory fee for the management of their portfolios, as well as other expenses.  Therefore, the investment by the Fund in closed-end funds often results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication.

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing presents the risk that the holdings or securities may never reach their full market value because the market fails to recognize what the portfolio manager considers the true business value or because the portfolio manager has misjudged those values. In addition, value investing may fall out of favor and underperform growth or other style investing during given periods.

Annual Total Return

The bar chart and table provide some indication of the risks of an investment in the Fund by showing its performance from year to year and how Fund returns compare to a broad measure of market performance. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information with respect to the Fund is available at www.ancorafunds.com.

Total Returns as of 12/31 For Class I Shares Ancora Special Opportunity Fund Performance As of 12/31 of Each Year

During the period shown in the bar chart, the highest return for a quarter was 46.86% (quarter ended June 30, 2009) and the lowest return for a quarter was -33.5% (quarter ended December 31, 2008). Updated performance information is available at the Fund’s internet site at www.ancorafunds.com.

Average Annual Total Returns (for the period ended December 31, 2015)

After-tax returns assume the highest historical federal marginal income and capital gains tax rates and do not reflect the effect of any applicable state and local taxes. The after tax returns included in the table are only for Class I Shares. After tax returns for Class C Shares and Class S Shares will vary from those for Class I Shares. After tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns - Ancora Special Opportunity Fund	1 Year	5 Years	Life of Fund*
Class C	(3.60%)	6.71%	5.29%
Class I	(2.89%)	7.42%	5.14%
Class I | After Taxes on Distributions	(3.31%)	6.41%	4.18%
Class I | After Taxes on Distributions and Sales	(1.30%)	5.74%	3.88%
Wilshire 5000 Index (reflects no deduction for fees, expenses, or taxes)	0.68%	12.11%	7.57%

Performance information for Class S shares is not shown because Class S shares were not offered prior to the date of this prospectus. Class S would have substantially similar returns to those shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.